Other Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Contribution to defined retirement savings plan	$ 1,273	$ 1,369	$ 1,133